Property Plant and Equipment (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Beginning balance	$ 17,225,000,000	$ 14,657,000,000
Additions	793,000,000	722,000,000
Disposals	(3,384,000,000)	(6,000,000)
Currency translation adjustment	(3,000,000)	(6,000,000)
Transfers	(3,187,000,000)	3,257,000,000
Depreciation charges	(1,296,000,000)	(1,399,000,000)
Ending balance	10,148,000,000	17,225,000,000
Costs [Member]
Statement [Line Items]
Beginning balance	17,225,000,000	995,000,000
Ending balance	10,148,000,000	17,225,000,000
Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	17,225,000,000	995,000,000
Ending balance	10,148,000,000	17,225,000,000
Buildings And Facilities [Member]
Statement [Line Items]
Beginning balance	16,237,000,000	13,493,000,000
Additions	490,000,000	608,000,000
Disposals	(3,382,000,000)	(4,000,000)
Transfers	(3,212,000,000)	3,216,000,000
Depreciation charges	(942,000,000)	(1,076,000,000)
Ending balance	9,191,000,000	16,237,000,000
Buildings And Facilities [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	995,000,000	995,000,000
Ending balance	10,148,000,000	995,000,000
Buildings And Facilities [Member] | Costs [Member]
Statement [Line Items]
Beginning balance	995,000,000	995,000,000
Ending balance	10,148,000,000	995,000,000
Machinery and Equipment [Member]
Statement [Line Items]
Beginning balance	509,000,000	599,000,000
Additions	231,000,000	110,000,000
Disposals		(2,000,000)
Transfers	25,000,000	41,000,000
Depreciation charges	(270,000,000)	(239,000,000)
Ending balance	495,000,000	509,000,000
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	995,000,000	995,000,000
Ending balance	10,148,000,000	995,000,000
Machinery and Equipment [Member] | Costs [Member]
Statement [Line Items]
Beginning balance	995,000,000	995,000,000
Ending balance	10,148,000,000	995,000,000
Other PPE [Member]
Statement [Line Items]
Beginning balance	479,000,000	565,000,000
Additions	72,000,000	4,000,000
Disposals	(2,000,000)
Currency translation adjustment	(3,000,000)	(6,000,000)
Depreciation charges	(84,000,000)	(84,000,000)
Ending balance	462,000,000	479,000,000
Other PPE [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	17,225,000,000	995,000,000
Ending balance	10,148,000,000	17,225,000,000
Other PPE [Member] | Costs [Member]
Statement [Line Items]
Beginning balance	995,000,000	995,000,000
Ending balance	$ 10,148,000,000	$ 995,000,000